Schedule of revenue disaggregated by service (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 3,793,293	$ 5,004,493	$ 7,025,592	$ 4,381,683
Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	3,397,380	4,482,165
Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	395,913	522,328
Brokerage Services [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	2,135,928	2,817,930	3,072,060	3,731,586
Brokerage Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	2,127,590	2,806,930	3,069,160	3,475,750
Brokerage Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	8,338	11,000	2,900	255,836
Property Management [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	641,799	846,726
Property Management [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	641,799	846,726
Emerging and Other Services [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	1,015,566	1,339,837	3,953,532	650,097
Emerging and Other Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	627,991	828,509	970,376	650,097
Emerging and Other Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 387,575	$ 511,328	$ 2,983,156